Leases (Details) - Schedule of comprehensive income - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Amounts recognized in statement of comprehensive income
Depreciation charge of right-of-use assets	$ 31,234
Net finance expenses	10,976
Total	$ 42,210